TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2020	2021
Trade payables	16,999	17,170
Other payables	578	609
Total trade and other payables	17,577	17,779

Schedule of trade payables

	2020	2021
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	1,204	1,329
Purchases of equipments, materials, and services	703	431
Payables to other telecommunication providers	250	112
Sub-total	2,157	1,872
Third parties
Purchases of equipments, materials, and services	11,928	12,759
Payables to other telecommunication providers	2,914	2,539
Sub-total	14,842	15,298
Total	16,999	17,170

Schedule of trade payables by currency

	2020	2021
Rupiah	14,895	15,584
U.S. Dollar	2,012	1,506
Others	92	80
Total	16,999	17,170